Document and Entity Information	Mar. 31, 2021
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	VELA Funds
Entity Central Index Key	0001815493
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2021
Document Effective Date	Mar. 31, 2021
Prospectus Date	Sep. 28, 2020